Consolidated Statement of Comprehensive Income (Parenthetical) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Reclassifications of realized Gains and Losses to Profit or Loss	€ 0	€ 0	€ 86,685
Reclassifications of realized Losses to Profit or Loss	€ 0	€ 0	€ 256,085